Securitizations And Variable Interest Entities (Schedule Of Variable Interest Entities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Assets of nonconsolidated variable interest entities	$ 3,034	$ 2,801
Maximum exposure to loss in nonconsolidated VIEs	3,527	3,163
Total consoldiated involvement with VIEs	44,940	50,265
Other Assets	6,321	7,105
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	27,967	31,966
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	0	0
Assets of nonconsolidated variable interest entities	3,034	2,801
Maximum exposure to loss in nonconsolidated VIEs	3,034	2,801
Continuing Involvement with Continued to be Recognized Transferred Financial Assets, Amount Outstanding	10,600	12,700
Commercial Portfolio Segment [Member] | Automobile Loan [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	16,763	18,153
Commercial Portfolio Segment [Member] | Unallocated Financing Receivables [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	210	146
Assets of nonconsolidated variable interest entities	0	0
Maximum exposure to loss in nonconsolidated VIEs	493	362
Other Assets	222	164
Accrued Liabilities	$ 12	$ 18